Quarterly Report
September 30, 2021
MFS®  Institutional
International Equity Fund
IIE-Q1

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 1.3%
MTU Aero Engines Holding AG	318,761	$72,075,713
Rolls-Royce Holdings PLC (a)	45,049,432	84,753,098
		$156,828,811
Airlines – 0.9%
Ryanair Holdings PLC, ADR (a)	1,036,916	$114,122,975
Alcoholic Beverages – 4.5%
Ambev S.A., ADR	11,820,702	$32,625,138
Carlsberg Group	539,510	87,764,940
Diageo PLC	4,257,562	205,142,311
Pernod Ricard S.A.	987,689	215,994,790
		$541,527,179
Apparel Manufacturers – 3.5%
Compagnie Financiere Richemont S.A.	1,427,679	$147,212,860
LVMH Moet Hennessy Louis Vuitton SE	388,064	277,490,639
		$424,703,499
Automotive – 2.1%
Compagnie Generale des Etablissements Michelin SCA	481,680	$73,923,799
DENSO Corp.	1,408,100	92,308,819
Koito Manufacturing Co. Ltd.	1,558,800	93,729,104
		$259,961,722
Brokerage & Asset Managers – 1.7%
Deutsche Boerse AG	1,237,468	$201,395,659
Business Services – 7.5%
Capgemini	1,237,843	$257,434,423
Compass Group PLC (a)	8,693,676	177,875,290
Experian PLC	4,149,365	172,368,094
Randstad Holding N.V. (l)	1,689,264	112,894,269
Tata Consultancy Services Ltd.	3,650,287	184,839,782
		$905,411,858
Computer Software – 4.4%
Check Point Software Technologies Ltd. (a)	1,101,112	$124,469,700
Dassault Systemes SE	1,847,467	96,856,613
NetEase, Inc.	2,921,100	50,180,087
SAP SE	1,934,083	262,017,281
		$533,523,681
Computer Software - Systems – 4.5%
Amadeus IT Group S.A. (a)	1,646,903	$108,189,201
Hitachi Ltd.	4,486,100	265,997,947
Sony Group Corp.	1,518,100	169,057,789
		$543,244,937
Conglomerates – 0.5%
Smiths Group PLC	3,373,293	$64,662,537
Consumer Products – 4.4%
Beiersdorf AG	1,751,358	$189,346,696
Essity AB	958,650	29,754,991
Kose Corp.	682,800	81,841,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
L’Oréal S.A.	275,491	$113,701,274
Reckitt Benckiser Group PLC	1,506,952	117,948,185
		$532,592,218
Electrical Equipment – 4.3%
Legrand S.A.	1,162,205	$124,650,461
Schneider Electric SE	2,373,596	394,634,501
		$519,284,962
Electronics – 4.6%
Hoya Corp.	1,505,800	$235,503,978
Kyocera Corp.	2,084,300	130,299,510
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,732,737	193,460,086
		$559,263,574
Energy - Integrated – 1.7%
Eni S.p.A.	5,459,139	$72,684,385
Galp Energia SGPS S.A.	6,481,280	73,400,167
Suncor Energy, Inc.	2,938,423	60,921,355
		$207,005,907
Food & Beverages – 3.7%
Danone S.A.	221,130	$15,093,215
Nestle S.A.	3,632,112	437,011,737
		$452,104,952
Food & Drug Stores – 0.9%
Tesco PLC	32,844,437	$111,398,285
Insurance – 4.1%
AIA Group Ltd.	24,709,489	$284,508,535
Intact Financial Corp.	432,713	57,216,780
Zurich Insurance Group AG	369,302	150,582,277
		$492,307,592
Internet – 1.0%
Tencent Holdings Ltd.	1,970,300	$115,527,001
Machinery & Tools – 4.4%
Daikin Industries Ltd.	1,089,100	$234,253,062
Kubota Corp.	8,200,700	174,947,209
SMC Corp.	198,400	124,124,555
		$533,324,826
Major Banks – 3.7%
DBS Group Holdings Ltd.	5,884,751	$130,676,222
Toronto-Dominion Bank	1,837,352	121,634,269
UBS Group AG	12,284,520	196,306,353
		$448,616,844
Medical Equipment – 6.5%
EssilorLuxottica	817,344	$156,289,691
Koninklijke Philips N.V.	3,782,425	167,648,021
Olympus Corp.	7,478,000	164,226,286
QIAGEN N.V. (a)	2,216,251	115,232,888
Terumo Corp.	3,855,300	181,254,963
		$784,651,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.9%
Rio Tinto PLC	1,610,736	$106,350,687
Natural Gas - Distribution – 0.9%
ENGIE S.A.	8,588,676	$112,722,073
Other Banks & Diversified Financials – 5.2%
HDFC Bank Ltd.	2,613,140	$56,021,746
Housing Development Finance Corp. Ltd.	3,238,796	118,522,959
ING Groep N.V.	8,999,311	130,617,599
Intesa Sanpaolo S.p.A.	43,365,108	123,027,495
Julius Baer Group Ltd.	1,484,423	98,181,792
KBC Group N.V.	1,153,235	103,532,061
		$629,903,652
Pharmaceuticals – 9.4%
Bayer AG	2,539,037	$138,483,885
Merck KGaA	942,035	204,764,852
Novartis AG	1,936,899	158,903,603
Novo Nordisk A.S., “B”	2,846,748	273,814,666
Roche Holding AG	990,555	361,457,193
		$1,137,424,199
Printing & Publishing – 1.8%
RELX PLC	6,794,054	$195,787,296
Wolters Kluwer N.V.	203,268	21,486,012
		$217,273,308
Railroad & Shipping – 1.9%
Canadian National Railway Co.	2,018,681	$233,460,458
Restaurants – 0.7%
Yum China Holdings, Inc.	1,430,221	$83,110,142
Specialty Chemicals – 6.8%
Akzo Nobel N.V.	1,632,088	$177,719,424
L'Air Liquide S.A.	1,917,057	306,742,722
Linde PLC	484,873	144,167,482
Shin-Etsu Chemical Co. Ltd.	443,800	74,853,390
Sika AG	372,829	117,923,928
		$821,406,946
Tobacco – 0.7%
Japan Tobacco, Inc.	4,374,700	$85,894,693
Total Common Stocks		$11,929,007,026
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	133,597,945	$133,597,945
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	36,371,700	$36,371,700

Other Assets, Less Liabilities – 0.1%		11,967,274
Net Assets – 100.0%		$12,110,943,945
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $133,597,945 and $11,965,378,726, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$2,145,534,201	$—	$2,145,534,201
Japan	—	2,108,292,377	—	2,108,292,377
Switzerland	—	1,667,579,743	—	1,667,579,743
United Kingdom	—	1,236,285,783	—	1,236,285,783
Germany	406,160,511	777,156,463	—	1,183,316,974
Netherlands	—	610,365,325	—	610,365,325
Canada	473,232,862	—	—	473,232,862
Denmark	—	361,579,606	—	361,579,606
India	—	359,384,487	—	359,384,487
Other Countries	547,788,041	1,235,647,627	—	1,783,435,668
Mutual Funds	169,969,645	—	—	169,969,645
Total	$1,597,151,059	$10,501,825,612	$—	$12,098,976,671
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,606,322	$570,071,134	$504,079,511	$—	$—	$133,597,945
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,115	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
France	17.7%
Japan	17.4%
Switzerland	13.8%
United Kingdom	10.2%
Germany	9.8%
Netherlands	5.0%
Canada	3.9%
Denmark	3.0%
India	3.0%
Other Countries	16.2%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.